SHARE CAPITAL - Disclosure of number of share purchase warrants outstanding (Details)	12 Months Ended
	Nov. 30, 2020 share $ / shares	Nov. 30, 2019 share $ / shares	Nov. 30, 2018 share $ / shares	Nov. 30, 2017 share $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Numbers of warrants outstanding | share	6,306,414	0	4,162,275	2,640,000
Weighted average remaining contractual life (year)	1 year 5 months 23 days
Weighted average exercise price	$ 0.23	$ 0	$ 0.51	$ 0.10
April 24, 2022 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 0.20
Numbers of warrants outstanding | share	2,145,000
Weighted average remaining contractual life (year)	5 months 23 days
Weighted average exercise price	$ 0.07
May 15, 2022 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 0.20
Numbers of warrants outstanding | share	3,468,831
Weighted average remaining contractual life (year)	9 months 18 days
Weighted average exercise price	$ 0.11
September 30, 2022 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 0.50
Numbers of warrants outstanding | share	692,583
Weighted average remaining contractual life (year)	2 months 12 days
Weighted average exercise price	$ 0.05